Consolidated balance sheets - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash	$ 65,186	$ 36,629
Marketable securities	30,792	4,701
Accounts receivable	14,516	27,621
Loans receivable	23,588	249,864
Total current assets	134,082	318,815
Equity Investment	27,034	133,397
Oil and gas property	23,291	40,500
Total assets	184,407	492,712
Current liabilities
Accounts payable and accrued liabilities	45,522	80,670
Loan payable	172,842	164,556
Due to related party	921,034	1,100,959
Total current liabilities	1,139,398	1,346,185
Asset retirement obligation	4,042	3,848
Total liabilities	1,143,440	1,350,033
Shareholders' deficit:
Common stock value	2,358,954	2,358,954
Additional paid-in capital	9,527	9,527
Accumulated other comprehensive loss	(50,653)	(35,102)
Accumulated deficit	(3,276,861)	(3,190,700)
Total stockholders' deficit	(959,033)	(857,321)
Total liabilities and stockholders' deficit	$ 184,407	$ 492,712